Premises and Equipment - Components of Premises and Equipment Included in the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 37,016	$ 36,569
Less accumulated depreciation	13,555	12,535
Premises and equipment, net	23,461	24,034
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	6,555	6,579
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	1,132	1,097
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	22,397	22,405
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 6,932	$ 6,488